Document and Entity Information	12 Months Ended
Jul. 29, 2011
Risk/Return:
Document Type	Other
Document Period End Date	Mar. 31, 2011
Registrant Name	WisdomTree Trust
Central Index Key	0001350487
Amendment Flag	false
Document Creation Date	Jun. 11, 2012
Document Effective Date	Jun. 11, 2012
Prospectus Date	Jul. 29, 2011